UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         December 31, 2007

Check here if Amendment [  ];  Amendment Number __________
This amendment (check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Summit Partners, L.P.
Address:    222 Berkeley St., 18th Floor
            Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robin Devereux
            -----------------------------------------------
Title:      Power of Attorney for Martin J. Mannion, Member
            -----------------------------------------------
Phone:      (617) 824-1000
            -----------------------------------------------

Signature, Place and Date of Signing:

  /s/ Robin Devereux            Boston, MA             November 14, 2007
--------------------------      -----------------      ------------------
(Signature)                     (City, State)          (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                                  FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers         0
                                          ------------

Form 13F Information Table Entry Total    4
                                          ------------

Form 13F Information Table Value Total    $100,230,072
                                          ------------------



List of Other Included Managers:          None

                                FORM 13F INFORMATION TABLE


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
                                                        FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5       COLUMN 6      COLUMN 7            COLUMN 8
   --------       --------    --------    --------             --------       --------      --------            --------
                  TITLE OF                                SHRS/
                                                          PRN    SH/   PUT/  INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP       VALUE          AMNT   PRN   CALL  DISCRETION    MANAGERS        SOLE   SHARED  NONE
--------------      -----      -----       -----          ----   ---   ----  ----------    --------        ----   ------  ----
Aetna, Inc.        Common     00817Y108      144,325       2,500  SH            SOLE           N/A          2,500
Coventry
Health Care,
Inc.               Common     222862104       59,250       1,000  SH            SOLE           N/A          1,000
Global Cash
Access
Holdings, Inc.     Common     378967103   99,980,777  16,498,478  SH            SOLE           N/A     16,498,478
Tenet
Healthcare
Corp.              Common     88033G100       45,720       9,000  SH            SOLE           N/A          9,000


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